Amplify Travel Tech ETF
Schedule of Investments
June 30, 2025 (Unaudited)

COMMON STOCKS - 99.7%	Shares	Value
Communication Services - 4.2%
TripAdvisor, Inc. (a)	132,637	$1,730,913
Trivago NV - ADR (a)	66,115	249,253
		1,980,166

Consumer Discretionary - 77.9%(b)
Adventure, Inc. (a)	7,255	168,511
Airbnb, Inc. - Class A (a)	15,384	2,035,919
Amadeus IT Group SA	21,984	1,844,602
Booking Holdings, Inc.	379	2,194,122
Corporate Travel Management Ltd.	208,711	1,894,388
CVC Brasil Operadora e Agencia de Viagens SA (a)	1,730,159	760,809
eDreams ODIGEO SA (a)	219,585	1,997,633
Expedia Group, Inc.	10,836	1,827,816
Flight Centre Travel Group Ltd.	218,314	1,785,542
Global Business Travel Group I (a)	291,057	1,833,659
Hana Tour Service, Inc.	47,682	1,936,110
HBX Group International PLC (a)	164,678	2,091,579
Hostelworld Group PLC (a)(c)(d)	415,856	780,720
MakeMyTrip Ltd. (a)	18,834	1,846,109
On the Beach Group PLC (c)(d)	508,553	2,059,328
Sabre Corp. (a)	692,460	2,188,174
Tongcheng Travel Holdings Ltd. (d)	683,618	1,705,126
Trainline PLC (a)(c)(d)	507,633	1,938,040
TravelSky Technology Ltd. - Class H	1,301,130	1,740,365
Trip.com Group Ltd. - ADR	33,962	1,991,532
WEB Travel Group Ltd. (a)	566,860	1,653,140
Webjet Group Ltd. (a)	1,261,747	744,198
		37,017,422

Industrials - 11.5%
Blade Air Mobility, Inc. (a)	293,065	1,181,052
Lyft, Inc. - Class A (a)	121,634	1,916,952
Uber Technologies, Inc. (a)	25,026	2,334,926
		5,432,930

Information Technology - 6.1%
accesso Technology Group PLC (a)	163,707	1,175,521
SiteMinder Ltd. (a)	597,254	1,733,951
		2,909,472
TOTAL COMMON STOCKS (Cost $51,909,756)		47,339,990

SHORT-TERM INVESTMENTS - 0.3%		Value
Money Market Funds - 0.3%	Shares
Invesco Government & Agency Portfolio - Institutional Class, 4.26% (e)	151,512	151,512
TOTAL SHORT-TERM INVESTMENTS (Cost $151,512)		151,512

TOTAL INVESTMENTS - 100.0% (Cost $52,061,268)		47,491,502
Other Assets in Excess of Liabilities - 0.0% (f)		23,294
TOTAL NET ASSETS - 100.0%		$47,514,796
two		–%
Percentages are stated as a percent of net assets.		–%

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

ADR - American Depositary Receipt
PLC - Public Limited Company

(a)	Non-income producing security.
(b)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(c)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of June 30, 2025, the value of these securities total $4,778,088 or 10.1% of the Fund’s net assets.

(d)
Security is exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. As of June 30, 2025, the value of these securities total $6,483,214 or 13.6% of the Fund’s net assets.

(e)	The rate shown represents the 7-day annualized effective yield as of June 30, 2025.
(f)	Represents less than 0.05% of net assets.

Summary of Fair Value Disclosure as of June 30, 2025 (Unaudited)

Amplify Travel Tech ETF (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of June 30, 2025:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks	47,339,990	–	–	47,339,990
Money Market Funds	151,512	–	–	151,512
Total Investments	47,491,502	–	–	47,491,502

Refer to the Schedule of Investments for further disaggregation of investment categories.